Accumulated other comprehensive income/(loss) (Restated)	12 Months Ended
Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income/(loss) (Restated)
Accumulated other comprehensive income/(loss) (Restated)

Accumulated other comprehensive income for the years ending December 31, 2016 and December 31, 2015:

(In US$ millions)	December 31, 2016	December 31, 2015
		Restated
Unrealized gain/(loss) on marketable securities	17	(151)
Unrealized gain on foreign exchange	36	36
Actuarial loss relating to pension	(23)	(38)
Share in unrealized gains from associated companies	23	11
Accumulated other comprehensive income/(loss)	53	(142)

The unrealized gain on marketable securities relates to the accumulated gains on the investment in Seadrill Partners Common Units as at December 31, 2016. Refer to Note 14 "Marketable securities" for further information. The unrealized loss as at December 31, 2015 related to the accumulated gains and losses on the investments in SapuraKencana and Seadrill Partners Common Units.

The applicable amount of income taxes associated with each component of other comprehensive income is nil, other than noted below, due to the fact that the items relate to companies domiciled in non-taxable jurisdictions. However, for actuarial loss related to pension, the accumulated applicable amount of income taxes is $1 million ($8 million in 2015) as this item is related to companies domiciled in Norway where the tax rate is 24% (2015: 25%).